NON-CONTROLLING INTERESTS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥) item	Dec. 31, 2013 CNY (¥)	Jan. 01, 2013
NON-CONTROLLING INTERESTS [Line Items]
Disposal of non controlling interest			¥ 235,664
Capital injection from minority shareholders	¥ 163
21st School [Member]
NON-CONTROLLING INTERESTS [Line Items]
Disposal of non controlling interest			¥ 235,664
Guangzhou ZS Career Enhancement [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)				5.00%
Percentage of economic interest derecognized			5.00%
Percentage of economic interest rerecognized	5.00%
Shenyang K-12 [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)				10.00%
Taishidian Holding [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)				30.00%
Percentage of economic interest derecognized			30.00%
Ambow Jingxue [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)	36.00%			36.00%
Genesis Career Enhancement [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)				23.00%
Shanghai Tongguo Education Technology Co [Member]
NON-CONTROLLING INTERESTS [Line Items]
Non-controlling interest (as a percent)		31.00%
Non-controlling interest acquired		¥ 270
Number of individual shareholders | item	3	3
Capital injection from minority shareholders	¥ 163